Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock at Cost
Beginning balance (in shares) at Dec. 31, 2012			0	31,917,385
Beginning balance at Dec. 31, 2012		$ 1,529,210	$ 0	$ 31,917	$ 1,176,180	$ 410,814	$ 24,477	$ (114,178)
Increase (Decrease) in Shareholders' Equity
Net Income		65,128				65,128
Other comprehensive income (loss)		(40,968)					(40,968)
Cash dividends declared		(40,434)				(40,434)
Reissuance of treasury stock under incentive plans, net of shares surrendered in payment, including tax benefit		6,707			(607)			7,314
Stock issued		0			(7,992)			7,992
Share-based compensation cost		10,703			10,703
Ending balance (in shares) at Dec. 31, 2013			0	31,917,385
Ending balance at Dec. 31, 2013		1,530,346	$ 0	$ 31,917	1,178,284	435,508	(16,491)	(98,872)
Increase (Decrease) in Shareholders' Equity
Net Income		105,382				105,382
Other comprehensive income (loss)		24,016					24,016
Cash dividends declared		(44,317)				(44,317)
Reissuance of treasury stock under incentive plans, net of shares surrendered in payment, including tax benefit		10,071			3,242			6,829
Common stock issued for acquisitions (in shares)				3,345,516
Common stock issued for acquisitions		214,665		$ 3,346	211,319
Stock issued		0			(6,197)			6,197
Share-based compensation cost		11,985			11,985
Ending balance (in shares) at Dec. 31, 2014			0	35,262,901
Ending balance at Dec. 31, 2014		1,852,148	$ 0	$ 35,263	1,398,633	496,573	7,525	(85,846)
Increase (Decrease) in Shareholders' Equity
Net Income		142,844				142,844
Other comprehensive income (loss)		(9,110)					(9,110)
Cash dividends declared		(54,931)				(54,931)
Reclassification of treasury stock under the LBCA (in shares)	[1]			(1,809,497)
Reclassification of treasury stock under the LBCA	[1]	0		$ (1,809)	(84,037)			85,846
Common stock issued incentive plans, net of shares surrendered in payment, including tax benefit (in shares)				211,729
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit		2,413		$ 212	2,201
Common stock issued for acquisitions (in shares)				7,474,404
Common stock issued for acquisitions		474,753		$ 7,474	467,279
Stock issued (in shares)			8,000
Stock issued		76,812	$ 76,812
Share-based compensation cost		13,906			13,906
Ending balance (in shares) at Dec. 31, 2015			8,000	41,139,537
Ending balance at Dec. 31, 2015		$ 2,498,835	$ 76,812	$ 41,140	$ 1,797,982	$ 584,486	$ (1,585)	$ 0

[1]	Effective January 1, 2015, companies incorporated in Louisiana became subject to the Louisiana Business Corporation Act (“LBCA”), which eliminates the concept of treasury stock and provides that shares reacquired by a company are to be treated as authorized but unissued. Refer to Note 1 for further discussion.